Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2020 and 2021 are as follows:

Amount
RMB
Balance as of December 31, 2019 and 2020	20,596
Increase in goodwill related to acquisitions (Note 20)	880,314
Foreign currency translation adjustment	(31,489)
Balance as of December 31, 2021	869,421